INVESTMENTS (Details 5) - PEN (S/) S/ in Thousands	Dec. 31, 2018		Dec. 31, 2017
Disclosure of Investments [Line Items]
Financial assets held to maturity before accrued interest	S/ 4,067,481		S/ 4,323,165
Financial assets held to maturity, accrued interest	87,357		90,208
Held-to-maturity investments	0		4,413,373	[1]
Financial assets held to maturity at fair value before accrued interest	4,066,566		4,666,141
Financial assets held to maturity at fair value, accrued interest	87,357		90,208
Total financial assets held to maturity at fair value	4,153,923		4,756,349
Peruvian sovereign bonds [Member]
Disclosure of Investments [Line Items]
Financial assets held to maturity before accrued interest	3,166,639		3,378,046
Financial assets held to maturity at fair value before accrued interest	3,168,202		3,700,535
Bonds of foreign governements [Member]
Disclosure of Investments [Line Items]
Financial assets held to maturity before accrued interest	347,749		352,205
Financial assets held to maturity at fair value before accrued interest	347,427		355,438
Peruvian treasury bonds [Member]
Disclosure of Investments [Line Items]
Financial assets held to maturity before accrued interest	215,751		217,187
Financial assets held to maturity at fair value before accrued interest	215,769		221,799
Corporate bonds [Member]
Disclosure of Investments [Line Items]
Financial assets held to maturity before accrued interest	220,203		246,284
Financial assets held to maturity at fair value before accrued interest	217,993		254,131
Certificates of payment on work progress (CRPAO for its Spanish acronym) [Member]
Disclosure of Investments [Line Items]
Financial assets held to maturity before accrued interest	117,139	[2]	129,443	[3]
Financial assets held to maturity at fair value before accrued interest	S/ 117,175	[2]	S/ 134,238	[3]

[1]	The balances of financial instruments at December 31, 2018 have been prepared in accordance with IFRS 9; the balances of the previous period have not been restated, see Note 3(a)(i).
[2]	At December 31, there are 185 certificates of Annual Recognition of Payment for Work Progress (CRPAO from Spanish acronym), respectively, issued by the Peruvian Government to finance projects and concessions. Said issuance is a mechanism established in the concession agreement signed between the State and the concessionaire, which allows the latter to obtain financing to continue with the work undertaken. Said investment matures between January 2019 and April 2026, accruing interest at an annual effective rate between 4.72 percent and 6.02 percent.
[3]	At December 31, 2017, there are, 217 certificates of Annual Recognition of Payment for Work Progress (CRPAO from Spanish acronym), respectively, issued by the Peruvian Government to finance projects and concessions. Said issuance is a mechanism established in the concession agreement signed between the State and the concessionaire, which allows the latter to obtain financing to continue with the work undertaken. Said investment has maturities between January 2018 and April 2026, accruing interest at an annual effective rate between 3.90 percent and 5.38 percent.